================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               ------------------

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                        Advent International Corporation
                         -------------------------------------------------------
Address:                     75 State Street
                         -------------------------------------------------------
                             Boston, MA  02109
                         -------------------------------------------------------

13F File Number: 28-          6054
                    ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:                          Jarlyth H. Gibson
                         -------------------------------------------------------
Title:                         Assistant Compliance Officer
                         -------------------------------------------------------
Phone:                         (617) 951-9493
                         -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/Jarlyth H. Gibson             Boston, MA      October 17, 2007
------------------------------   ----------      ----------------
          [Signature]            [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

          FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                               None
                                                      --------------------------

Form 13F Information Table Entry Total:                            7
                                                      --------------------------

Form 13F Information Table Value Total:               $          1,102,239
                                                      --------------------------
                                                              (thousands)

                           FORM 13F INFORMATION TABLE


            COLUMN 1                 COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------- ------------------ ----------- --------- ------------------- ---------- -------- ----------------

                                                                 VALUE     SHRS OR   SH/ PUT INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS      CUSIP     (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE

ACHILLION PHARMACEUTICALS, INC.       COMMON       00448Q-20-1     7,212  1,116,432                SOLE           1,116,432
ANESIVA INC.                          COMMON       03460L-10-0     6,385  1,112,286                SOLE           1,112,286
ASPEN TECHNOLGY, INC.                 COMMON       045327-10-3   422,617 29,512,336                SOLE          29,512,336
KIRKLAND'S INC.                       COMMON       497498-10-5     8,009  6,306,407                SOLE           6,306,407
LULULEMON ATHLETICA, INC.             COMMON       550021-10-9   648,481 15,429,001                SOLE          15,429,001
MTI TECHNOLOGY, CORP.                 COMMON       553903-10-5     1,547 17,192,037                SOLE          17,192,037
TORREYPINES THERAPEUTICS, INC.        COMMON       89235K-10-5     7,988  1,320,317                SOLE           1,320,317

                                                               1,102,239